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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA                February 8, 2008
--------------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number                 Name
        28                                   -------------------------------
        [Repeat as necessary.]


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                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    79
                                                    ------------------

Form 13F Information Table Value Total:              $494,339
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]




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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100  BERKSHIRE A             COM              084990175      850      600 SH       Sole                      600
3M COMPANY                     COM              88579Y101    15833   187775 SH       Sole                   187775
AIG INC.                       COM              026874107    12996   222920 SH       Sole                   221920              1000
ALCOA, INC.                    COM              013817101      231     6309 SH       Sole                     6309
ALLEGHENY VY BANCORP COM       COM              017427105      244     4199 SH       Sole                     4199
ALLIANCEBERNSTEIN              COM              01881G106      670     8900 SH       Sole                     8900
ALLSTATE CORP.                 COM              020002101      402     7700 SH       Sole                     7700
ALTRIA GROUP INC.              COM              02209S103     3642    48183 SH       Sole                    48183
AT&T CORP.                     COM              001957109      535    12867 SH       Sole                    12867
BANK OF AMERICA                COM              060505104      795    19268 SH       Sole                    19268
BANK OF NEW YORK MELLON CORP.  COM              064058100      265     5428 SH       Sole                     5428
BERKSHIRE HATHAWAY B           COM              084670207     9671     2042 SH       Sole                     2042
BP PLC - SPONS ADR             COM              056622104      576     7876 SH       Sole                     7876
CEDAR FAIR L.P.                COM              150185106     1616    76500 SH       Sole                    76500
CHEVRON CORP                   COM              166764100     4468    47878 SH       Sole                    47878
CISCO SYSTEMS INC              COM              17275R102      405    14956 SH       Sole                    14956
CITADEL BROADCASTING CORP      COM              17285T106     2575  1250099 SH       Sole                  1250099
CITIGROUP, INC.                COM              172967101     2241    76137 SH       Sole                    76137
COCA COLA                      COM              191216100    15705   255903 SH       Sole                   253903              2000
CONOCOPHILLIPS                 COM              20825C104      569     6442 SH       Sole                     6442
CONSECO INC                    COM              208464883    22605  1799800 SH       Sole                  1795800              4000
COVIDIEN LTD                   COM              G2552X108    15288   345176 SH       Sole                   344176              1000
DISCOVERY HOLD.                COM              25468Y107    14822   589570 SH       Sole                   589570
EMC CORP./MASS                 COM              268648102      390    21060 SH       Sole                    21060
EXXON MOBIL                    COM              30231G102     1708    18233 SH       Sole                    18233
FEDERATED INVESTORS            COM              314211103      281     6830 SH       Sole                     6830
FORTUNE BRANDS                 COM              349631101   115532  1596632 SH       Sole                  1596632
FULL TANK FOODS                COM              359991114       20   200000 SH       Sole                   200000
GENERAL ELECTRIC               COM              369604103     1017    27445 SH       Sole                    27445
GOLDMAN SACHS                  COM              38141G104     2105     9790 SH       Sole                     9790
GREAT LAKES DREDGE & DOCK      COM              390607109     9685  1110700 SH       Sole                  1110700
HARMAN INTL.                   COM              413086109     7002    95000 SH       Sole                    95000
IDT CORPORATION                COM              448947309     3997   473000 SH       Sole                   473000
J.P. MORGAN CHASE              COM              46625H100     5372   123061 SH       Sole                   123061
JK ACQUISITION                 COM              47759H106     9628  1716300 SH       Sole                  1716300
JOHNSON & JOHNSON              COM              478160104      472     7069 SH       Sole                     5569              1500
LIBERTY CAPITAL                COM              53071M302    10075    86485 SH       Sole                    85835               650
LIBERTY INTERACT.              COM              53071M104     9346   489816 SH       Sole                   487566              2250
MARSHALL & ILSLEY              COM              571837103     9969   376484 SH       Sole                   376484
MERCK & CO. INC.               COM              589331107      312     5370 SH       Sole                     5370
MERITOR SAVINGS BANK           COM              590007100     3464   866000 SH       Sole                   866000
METAVANTE TECH.                COM              591407101     2325    99691 SH       Sole                    99691
MICROSOFT CORP                 COM              594918104      856    24032 SH       Sole                    23032              1000
NORWOOD RES.                   COM              669958100        8    10000 SH       Sole                    10000


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
                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS  SOLE      SHARED    NONE
------------------------------ ---------------- --------- --------  -------- --- ---- ------- --------- --------   -------- --------
PAR PHARM.                     COM              69888P106      720       30000 SH    Sole                    30000
PFIZER                         COM              717081103     7669      337391 SH    Sole                   337391
PINNACLE WEST                  COM              723484101     4205       99150 SH    Sole                    99150
PNC BANK CORP.                 COM              693475105      283        4316 SH    Sole                     4316
POLYMER GROUP B                COM              731745303      200        9774 SH    Sole                     9487               287
POLYMER GROUP INC              COM              731745204     1951       92916 SH    Sole                    92916
PRIMEDIA INC                   COM              74157K846     5737      675000 SH    Sole                   675000
PROCTER & GAMBLE               COM              742718109      351        4783 SH    Sole                     4783
RESPIRONICS, INC.              COM              761230101      694       10600 SH    Sole                    10600
ROYAL DUTCH SHELL              COM              780259206     2446       29045 SH    Sole                    29045
SPRINT NEXTEL                  COM              812387108     6396      487100 SH    Sole                   487000               100
TREEHOUSE FOODS                COM              89469A104     5747      250000 SH    Sole                   250000
TYCO ELECTRONICS               COM              G9144P105     4641      125000 SH    Sole                   125000
TYCO INTL.                     COM              G9143X208    13353      336773 SH    Sole                   335773              1000
UNICA CORP                     COM              904583101     3237      350000 SH    Sole                   350000
UNITED BANKSHARES              COM              909907107     2081       74267 SH    Sole                    74267
VALMONT INDS                   COM              920253101      305        3425 SH    Sole                     3425
VERIZON COMM.                  COM              92343V104      451       10320 SH    Sole                    10320
WASTE MGMT.                    COM              94106L109    20376      623700 SH    Sole                   621700              2000
WELLS FARGO CO.                COM              949746101      332       10990 SH    Sole                     4990              6000
WYNDHAM WORLDWIDE              COM              98310W108     2932      124440 SH    Sole                   124440
SPDR-HEALTHCARE                MUTUAL           81369y209     6218   176100.00 SH    Sole                176100.00
SPDR-TECHNOLOGY                MUTUAL           81369y803      973    36500.00 SH     Sole                 36500.00
SPDR-UTILITIES                 MUTUAL           81369Y886      995    23500.00 SH     Sole                 23500.00
iSHARES DIVIDEND               MUTUAL           464287168     1680    26050.00 SH     Sole                 26050.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    50168   825405.00 SH    Sole                825405.00
ISHARES EAFE GROWTH INDEX      COM              464288885      859    11050.00 SH     Sole                 11050.00
ISHARES S&P GSCI COMM UNIT BEN COM              46428R107      310     5880.00 SH     Sole                  5880.00
STREETTRACKS GOLD              COM              863307104     8098    98200.00 SH       Sole                 98200.00
iSHARES LEHMAN 1-3 YR CREDIT   BOND             464288646      606   6000.0000 SH      Sole                6000.0000
iSHARES LEHMAN AGGREGATE INDEX BOND             464287226    11002 108750.0000 SH    Sole              108750.0000
iSHARES T.I.P.S.               BOND             464287176     5966  56387.6919 SH     Sole               56387.6919
BLACKROCK MUNIYIELD FLA        TAX-FREE         09254r104      243       19100 SH     Sole                    19100
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101     1121       89833 SH     Sole                    89833
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108     1423      109539 SH     Sole                   109539
